Note 7 - Other Equity - Stock Option Transactions (Details)	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Statement Line Items [Line Items]
Outstanding, Beginning of period	2,344,000	2,005,000
Outstanding, Beginning of period, weighted average exercise price	$ 3.46	$ 4.31
Stock options, granted	2,084,000	728,000
Stock options, weighted average exercise price, granted	$ 2.96	$ 1.10
Stock options, exercised	(77,000)
Stock options, weighted average exercise price, exercised	$ 2.31
Stock options, forfeited	(17,000)	(142,000)
Stock options, weighted average exercise price, forfeited	$ 2.01	$ 3.65
Stock options, expired		(263,000)
Stock options, weighted average exercise price, expired		$ 4.97
Outstanding, end of period	4,334,000	2,328,000
Outstanding, end of period, weighted average exercise price	$ 3.16	$ 3.40